Employee Costs (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Components of Employee Costs

		For the year ended December 31,
		2022	2021
	Note	$	$
Wages, salaries, and benefits		3,243.2	2,644.6
Pension costs		93.5	77.3
Net share-based compensation	22	26.0	46.7
Total employee costs		3,362.7	2,768.6
Direct labor		2,039.9	1,672.8
Indirect labor		1,322.8	1,095.8
Total employee costs		3,362.7	2,768.6